Commitments, Contingencies and Related Party Transactions - Schedule of Future Minimum Lease Payments (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments Contingencies And Related Party Transactions [Abstract]
2022	$ 2,271
2023	2,339
2024	2,410
2025	2,482
2026	2,557
Thereafter	10,283
Total	$ 22,342